METZGER & McDONALD PLLC
(formerly Prager, Metzger & Kroemer PLLC)
A PROFESSIONAL LIMITED LIABILITY COMPANY
ATTORNEYS, MEDIATORS & COUNSELORS

Steven C. Metzger	3626 N. Hall Street, Suite 800	Facsimile 214-523-3838
Direct Dial 214-740-5030	Dallas, Texas 75219-5133	214-969-7635
smetzger@pmklaw.com	214-969-7600
www.pmklaw.com
July 7, 2006
Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:	The Heritage Organization, Inc.; Commission File No. 000-21951;
CIK No. 0001025843 — Form 8-K/A Current Report for
Event Occurring March 1, 2006
Gentlemen:
     On behalf of The Heritage Organization, Inc., we are delivering under the EDGAR system for filing an original Form 8-K/A Current Report for event occurring on March 1, 2006.
     If you would like to discuss any matter concerning this filing, please do not hesitate to contact the undersigned at 214-740-5030 direct.
Very truly yours,
/s/ Steven C. Metzger
Steven C. Metzger
SCM:ag
Enclosures

cc:	The Heritage Organization, Inc.
P.O. Box 910
Addison, Texas 75001
	Attn:	Vickie A. Walker, Secretary, Chief
Executive Officer and Chief Financial Officer